Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Earnings (loss) per common share diluted	$ 0.20	$ 0.17	$ 0.16
Weighted average shares diluted	4,440,085	4,435,164	4,381,033